SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	2 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of consolidated subsidiaries

Name	Background	Ownership
YHNA MS II Limited (“Merger Sub”)	A Cayman Islands company Incorporated on April 29, 2025	100% owned by the Company

	Percentage of legal ownership of the Company	Principal activities, place and date of incorporation
Subsidiaries
Mingde Technology Hong Kong International Limited (“Mingde HK”)	100%	Investment holding, Hong Kong, China, September 26, 2024
Jiujjiang Rongganghui Technology Co., Ltd. (“Rongganghui” or “wholly foreign-owned enterprise” or “WFOE” or “primary beneficiary of the VIE”)	100%	Technical support and consulting services February 21, 2025

VIE
Zhejiang Fit-One Internet Technology Co., Ltd. (“Fit-One” or “VIE”)	Variable interest	Membership health service platform, Hangzhou, Zhejiang province, China December 31, 2019
Subsidiaries of VIE
Hangzhou Joymove Brand Operation and Management Co., Ltd. (“Joymove”)	100%	Operating entity; Hangzhou, Zhejiang province, China May 19, 2021
Hangzhou Dazhika Technology Co., Ltd (“Dazhika”)	98%	Operating entity; Hangzhou, Zhejiang province, China March 27, 2024
Dazhika (Xiushui) Technology Co., Ltd (“Dazhika (Xiushui)”	100%	Operating entity; Hangzhou, Zhejiang province, China January 10, 2025

Schedule of basic and diluted net loss per share

For the Period ended April 29, 2025 (Inception) to June 30, 2025

Net loss attributable to ordinary shareholder	$(11,222)

Weighted average ordinary shares outstanding:
Basic	1
Diluted	1

Net loss per share:
Basic	$(11,222)
Diluted	$(11,222)